Teachers Insurance and Annuity Association of America College Retirement Equities Fund 8500 Andrew Carnegie Boulevard Charlotte, NC 28262	F. Scott Thomas Director and Associate General Counsel Advocacy & Oversight 704.988.3687 (tel) 704.988.0102 (fax) sthomas@tiaa-cref.org

May 1, 2012

Via EDGAR Transmission

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re: Rule 497(j) Filing for TIAA-CREF Life Funds (the “Trust”)

To Whom It May Concern:

In accordance with the provisions of Rule 497(j) under the Securities Act of 1933 (the “Securities Act”), this letter serves as certification that: (i) the form of Prospectuses and Statement of Additional Information (“SAI”) that the Trust would have filed pursuant to Rule 497(c) under the Securities Act would not have differed from the Prospectuses and SAI contained in Post-Effective Amendment No. 22 to the Trust’s Registration Statement on Form N-1A (File Nos. 333-61759, 811-08961); and (ii) the text of this amendment was filed electronically via EDGAR on April 30, 2012.

Please contact the undersigned at (704) 988-3687 or John M. McCann at (704) 988-6543 should you have any questions or comments regarding this letter.

Sincerely,

/s/ F. Scott Thomas

    F. Scott Thomas

FST/fst

Cc: John M. McCann